Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Details of income tax expenses
(1)	Details of income tax expenses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Current tax expense
Current tax expense with respect to the current period	501,223	884,843	1,332,636
Adjustments recognized in the current period in relation to the tax expense of prior periods	4,914	2,074	(13,982)
Income tax expense directly attributable to other equity	—	—	7,852

Sub-total	506,137	886,917	1,326,506

Deferred tax expense
Change in deferred tax assets (liabilities) due to temporary differences	(1,702)	15,672	(217,805)
Income tax expense (income) directly attributable to equity	(18,433)	22,177	68,802
Others	—	—	993

Sub-total	(20,135)	37,849	(148,010)

Income tax expense	486,002	924,766	1,178,496

Income tax expense reconciled to net income before income tax expense
(2)	Income tax expense reconciled to net income before income tax expense is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Net income before income tax expense	2,001,251	3,687,045	4,547,570
Tax calculated at statutory tax rate (*)	514,456	942,991	1,171,389
Adjustments:
Effect of income that is exempt from taxation	(42,440)	(41,335)	(73,488)
Effect of expenses that are not deductible in determining taxable income	19,451	18,933	26,793
Adjustments recognized in the current period in relation to the current tax of prior periods	4,914	3,078	(14,088)
Others	(10,379)	1,099	67,890

Sub-total	(28,454)	(18,225)	7,107

Income tax expense	486,002	924,766	1,178,496

Effective tax rate	24.30%	25.10%	25.90%

(*)	The applicable income tax rate: % up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won.

Changes in cumulative temporary differences
(3)	Changes in deferred tax assets and liabilities for the years ended December 31, 2020, 2021 and 2022, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	278,352	2,243	19,121	(23,221)	276,495
Gain on valuation using the equity method of accounting	10,713	—	21,499	1,385	33,597
Gain (loss) on valuation of derivatives	(75,412)	675	(67,423)	(192)	(142,352)
Accrued income	(66,384)	(4,392)	4,548	—	(66,228)
Provision for loan losses	(52,711)	2,201	4,015	—	(46,495)
Loan and receivables written off	6,893	—	1,328	—	8,221
Loan origination costs and fees	(162,442)	(14,131)	6,377	—	(170,196)
Defined benefit liability	396,302	7,923	41,186	(3,404)	442,007
Deposits with employee retirement insurance trust	(381,776)	(6,369)	(36,858)	97	(424,906)
Provision for guarantee	7,915	3,441	(1,871)	—	9,485
Other provision	88,456	—	(3,283)	—	85,173
Others (*)	(144,684)	(12,678)	31,494	6,904	(118,964)

Net deferred tax assets	(94,778)	(21,087)	20,133	(18,431)	(114,163)

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 24,059 million Won.

	For the year ended December 31, 2021
	Beginning balance	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	276,495	(57,187)	54,048	273,356
Gain on valuation using the equity method of accounting	33,597	(17,282)	(1,055)	15,260
Gain (loss) on valuation of derivatives	(142,352)	(6,755)	(698)	(149,805)
Accrued income	(66,228)	(16,254)	—	(82,482)
Provision for loan losses	(46,495)	11,870	—	(34,625)
Loan and receivables written off	8,221	23	—	8,244
Loan origination costs and fees	(170,196)	(24,267)	—	(194,463)
Defined benefit liability	442,007	32,890	(25,282)	449,615
Deposits with employee retirement insurance trust	(424,906)	(7,291)	196	(432,001)
Provision for guarantee	9,485	(2,061)	—	7,424
Other provision	85,173	15,398	—	100,571
Others (*)	(118,964)	24,193	(5,032)	(99,803)

Net deferred tax assets	(114,163)	(46,723)	22,177	(138,709)

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 8,838 million Won.

	For the year ended December 31, 2022
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	273,356	—	(55,410)	155,199	373,145
Gain on valuation using the equity method of accounting	15,260	—	11,139	(5,844)	20,555
Gain (loss) on valuation of derivatives	(149,805)	—	159,664	758	10,617
Accrued income	(82,482)	—	(7,848)	—	(90,330)
Provision for loan losses	(34,625)	—	14,520	—	(20,105)
Loan and receivables written off	8,244	—	(318)	—	7,926
Loan origination costs and fees	(194,463)	—	25,370	—	(169,093)
Defined benefit liability	449,615	—	15,760	(95,590)	369,785
Deposits with employee retirement insurance trust	(432,001)	—	(18,437)	216	(450,222)
Provision for guarantee	7,424	—	904	—	8,328
Other provision	100,571	—	(13,342)	—	87,229
Others (*)	(99,803)	(1,473)	16,878	14,063	(70,335)

Net deferred tax assets	(138,709)	(1,473)	148,880	68,802	77,500

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 3,536 million Won.

Unrealizable temporary differences
(4)	Unrealizable temporary differences are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Deductible temporary differences	303,067	330,376
Tax loss carry forward	63,908	49,405
Taxable temporary differences	(8,025,672)	(8,898,834)

Total	(7,658,697)	(8,519,053)

Expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets
As of December 31, 2022, the expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets are as follows (Unit: Korean Won in millions):

	1 year or less	1 –2 years	2 –3 years	More than 3 years
Tax loss carry forward	36,967	10,828	—	1,610

Accumulated deferred tax charged directly to other equity
(5)	Details of accumulated deferred tax charged directly to other equity are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Gain on valuation of financial assets at FVTOCI	58,677	213,876
Gain on valuation of equity method investments	2,078	(3,766)
Gain on foreign currency translation of foreign operations	5,689	9,938
Gain on valuation of hedge accounting of the net investment in foreign operations	—	9,815
Remeasurements of the net defined benefit liability	74,790	(20,584)
Gain on derivatives designated as cash flow hedge	(843)	(86)

Total	140,391	209,193

Current tax assets and liabilities
(6)	Current tax assets and liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Current tax assets	22,598	53,274
Current tax liabilities	584,491	843,555